Income Taxes - Tax Effects of Temporary Differences That Give Rise to Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Property, plant and equipment	$ 2,869	$ 7,547
Operating right-of-use-assets	15,633	16,108
Goodwill	43,390	39,014
Intangible assets	901,731	950,055
Investments in foreign subsidiaries	34,983	52,408
Other	3,887	7,982
Total deferred tax liabilities recognized	1,002,493	1,073,114
Deferred tax assets:
Operating loss and tax credits carryforwards	164,904	124,150
Property, plant and equipment	7,869	9,082
Operating lease liabilities	21,503	20,190
Intangible assets	45	2,166
Stock compensation	14,309	17,605
Other liabilities	78,428	84,928
Unearned revenue	10,364	23,748
Other	6,298	8,774
Total deferred tax assets	303,720	290,643
Valuation allowance for deferred tax assets	(38,955)	(42,967)
Deferred tax assets recognized	264,765	247,676
Overall net deferred tax liability	$ (737,728)	$ (825,438)